iShares®

iShares Trust

Supplement dated December 21, 2017

to the Statement of Additional Information (the “SAI”)

dated March 1, 2017 (as revised September 28, 2017) for the

iShares iBonds Dec 2017 Term Corporate ETF (IBDJ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective December 21, 2017. All references to the Fund in the SAI are hereby removed.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.	IS-A-IBDJ-1217

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